Stockholders' Equity (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Equity [Abstract]
Summary of stock option activity
A summary of the Company’s stock option activity and related data for the nine months ended September 30, 2013 is as follows:

	Outstanding Options
	Number of Shares	Weighted-Average Exercise Price
Balance at December 31, 2012	592,230,567	$0.0655
Granted
Forfeited/Expired	(5)	88,740
Canceled	(592,230,471)	0.0655
Balance at September 30, 2013	91	$16,192

A summary of the Company’s stock option award activity as of and for the years ended December 31, 2012 and 2011 is as follows:

	Outstanding Options
	Shares Underlying Stock Options	Weighted-Average Exercise Price per Share	Weighted- Average Remaining Contractual Term (yrs)	Aggregate Intrinsic Value
Outstanding at December 31, 2010	980	$20,370
Granted	—	$—
Forfeited/Expired	(86)	$50,529
Outstanding at December 31, 2011	894	$17,462
Granted	592,230,471	$0.06
Forfeited/Expired	(798)	$12,095
Outstanding at December 31, 2012	592,230,567	$0.0655	9.27	$2,961,152
Vested and expected to vest at December 31, 2012	592,230,567	$0.0655	1.17	$2,961,152
Exercisable at December 31, 2012	14,180,719	$0.2917	9.27	$70,903

Fair value of each option grant on the date of grant using the Black-Scholes option-pricing model
The Company estimated the fair value of each option grant on the date of grant using the Black-Scholes option-pricing model with the following weighted-average assumptions:

	December 31,
	2012	2011
Risk-free interest rate	1.1%	0%
Dividend yield	0%	0
Volatility	236%	0%
Expected life	6.04 years	0 years

Summary of share-based compensation expense related to share-based awards
The following table summarizes all share-based compensation expense related to stock options, restricted stock and restricted stock units by expense category (in thousands):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2013	2012	2013	2012
Research and development
Stock options	$250	$267	$897	$503
Restricted stock	7	12	51	23
Restricted stock units	—	—	—	—
General and administrative
Stock options	1,892	2,384	6,854	4,527
Restricted stock	593	46	714	86
Restricted stock units	—	253	52	533
Share-based compensation expense included in operating expenses	$2,742	$2,962	$8,568	$5,672
The following table summarizes share-based compensation expense related to stock options by expense category (in thousands):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2013	2012	2013	2012
Research and development	$250	$267	$897	$503
General and administrative	1,892	2,384	6,854	4,527
Stock option share-based compensation expense included in operating expenses	$2,142	$2,651	$7,751	$5,030

Total share-based compensation expense related to share-based awards for the years ended December 31, 2012 and 2011 was comprised of the following (in thousands):

	December 31,
	2012	2011
Research and development	$805	$—
General and administrative	7,799	254
Share-based compensation expense included in operating expenses	$8,604	$254
Share-based compensation expense from:
Stock options	$7,640	$254
Restricted stock awards and restricted stock units	964	—
Share-based compensation expense included in operating expenses	$8,604	$254